Liquidity and Financial Condition (Details) - USD ($)		Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Predecessor Company [Member]
Current assets:
Cash and cash equivalents			$ 955,803	$ 466,997	$ 884,188
Short-term investment			30,011	30,003
Accounts receivable, net			190,893	86,035
Prepaid expenses			28,589
Inventory			40,170	158,181
Total current assets			289,663	741,216
Equipment, net			5,600	7,229
Security deposit			1,200	3,900
Goodwill
Intangible assets
Totals			296,463	752,345
Liabilities, Current [Abstract]
Accounts payable and accrued expenses			487,699	41,163
Accounts payable and accrued expenses - subject to compromise			120,325	120,325
Accrued interest, related party - subject to compromise			43,301	43,301
Accrued interest			173,147	173,147
Related party accounts payable and accrued expenses- subject to compromise			370,151	370,151
Related party notes payable - secured claim			73,500	73,500
Convertible debentures, net of discounts			5,405,010	5,011,841
Billings in excess of costs and estimated earnings on uncompleted contracts			42,674	28,024
Deferred revenue			83,415	170,530
Convertible option liabilities
Total current liabilities			6,799,222	6,031,982
Debtor in possession financing			600,000	600,000
Convertible debentures, net of discounts
Total liabilities			7,399,222	6,631,982
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015			429,189
Successor additional paid-in capital
Predecessor additional paid-in capital			7,290,829
Accumulated deficit			(14,822,777)	(13,480,509)
Total stockholders' equity (deficit)			(7,102,759)	(5,879,637)
Totals			296,463	$ 752,345
Reorganization Adjustments [Member]
Current assets:
Cash and cash equivalents	[1]		955,803
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets			955,803
Equipment, net
Security deposit
Goodwill
Intangible assets
Totals			955,803
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	[2]		(212,219)
Accounts payable and accrued expenses - subject to compromise	[2]		(86,612)
Accrued interest, related party - subject to compromise	[2]		(16,801)
Accrued interest	[2]		(173,147)
Related party accounts payable and accrued expenses- subject to compromise	[2]		(163,522)
Related party notes payable - secured claim
Convertible debentures, net of discounts	[3]		(5,405,010)
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities	[4]		394,460
Total current liabilities			(5,662,851)
Debtor in possession financing	[4]		(600,000)
Convertible debentures, net of discounts	[4]		1,605,540
Total liabilities			(4,657,311)
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016	[3]		1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016	[5]		1,638
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015	[5]		(429,189)
Successor additional paid-in capital	[3],[6]		3,561,464
Predecessor additional paid-in capital
Accumulated deficit			677,531
Total stockholders' equity (deficit)			5,658,265
Totals			955,803
Fresh Start Adjustments [Member]
Current assets:
Cash and cash equivalents
Short-term investment
Accounts receivable, net
Prepaid expenses
Inventory
Total current assets
Equipment, net
Security deposit
Goodwill	[7]		4,162,173
Intangible assets	[7]		3,879,000
Totals			8,041,173
Liabilities, Current [Abstract]
Accounts payable and accrued expenses
Accounts payable and accrued expenses - subject to compromise
Accrued interest, related party - subject to compromise
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise
Related party notes payable - secured claim
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts
Deferred revenue
Convertible option liabilities
Total current liabilities
Debtor in possession financing
Convertible debentures, net of discounts
Total liabilities
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital	[7]		1,186,756
Predecessor additional paid-in capital	[7]		(7,290,829)
Accumulated deficit	[7]		14,145,246
Total stockholders' equity (deficit)			8,041,173
Totals			8,041,173
Successor Company [Member]
Current assets:
Cash and cash equivalents		$ 549,100	955,803
Short-term investment		30,017	30,011
Accounts receivable, net		234,518	190,893
Prepaid expenses		33,589	28,589
Inventory		9,445	40,170
Total current assets		981,149	1,245,466
Equipment, net		5,559	5,600
Security deposit			1,200
Goodwill		4,162,173	4,162,173
Intangible assets			3,879,000
Totals		8,736,131	9,293,439
Liabilities, Current [Abstract]
Accounts payable and accrued expenses		350,772	275,480
Accounts payable and accrued expenses - subject to compromise			33,713
Accrued interest, related party - subject to compromise			26,500
Accrued interest
Related party accounts payable and accrued expenses- subject to compromise			206,629
Related party notes payable - secured claim			73,500
Convertible debentures, net of discounts
Billings in excess of costs and estimated earnings on uncompleted contracts		48,478	42,764
Deferred revenue		72,788	83,415
Convertible option liabilities			394,460
Total current liabilities		856,499	1,136,371
Debtor in possession financing
Convertible debentures, net of discounts			1,605,540
Total liabilities		3,302,836	2,741,911
Commitments and Contingencies
Stockholders' equity (deficit):
Successor Preferred stock, $1.00 par value, 5,405,000 shares authorized; 1,801,670 issued and outstanding at June 30, 2016			1,801,670
Predecessor Preferred stock, $0.01 par value, 5,000,000 shares authorized; 0 issued and outstanding at December 31,2015
Successor Common stock, $0.01 par value, 300,000,000 shares authorized; 163,786 issued and outstanding at June 30,2016			1,638
Predecessor Common stock, $0.01 par value, 300,000,000 shares authorized; 42,918,927 issued and outstanding at December 31, 2015
Successor additional paid-in capital			4,748,220
Predecessor additional paid-in capital
Accumulated deficit		(1,306,576)
Total stockholders' equity (deficit)		5,433,295	6,551,528
Totals		$ 8,736,131	$ 9,293,439

[1]	Reflects the net cash payments recorded as of the Effective Date from implementation of the Plan: Sources: Net proceeds from Exit Facility $ 1,319,001 Total sources 1,319,001 Uses: Predecessor accounts payable and accrued expenses paid upon emergence 185,979 Other payments made upon emergence 177,219 Total uses 363,198 Net Sources $ 955,803
[2]	Reflects the settlement of accounts payable and accrued expenses upon Emergence, as well as payments made on the Effective Date.
[3]	Reflects the conversion of Convertible Debentures to Preferred Stock.
[4]	Reflects the Convertible Debentures.
[5]	Reflects the cancellation of predecessor common stock and the issuance of successor common stock.
[6]	Reorganization adjustment.
[7]	Reflects the recognition of goodwill, intangible assets and the cumulative impact of fresh-start adjustments.